Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Gross carrying amount and accumulated amortization of intangible asset
Gross carrying amount	$ 9,494	$ 9,494
Accumulated amortization	(7,993)	(7,205)
Deposit base [Member]
Gross carrying amount and accumulated amortization of intangible asset
Gross carrying amount	9,494	9,494
Accumulated amortization	$ (7,993)	$ (7,205)